PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) as of July 31, 2026
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks 96.9%
Australia 7.2%
ANZ Group Holdings Ltd.	6,471	$169,120
APA Group, UTS	2,874	20,559
Aristocrat Leisure Ltd.	1,183	53,170
ASX Ltd.	419	16,162
BHP Group Ltd.	10,909	459,820
Brambles Ltd.	2,898	39,783
CAR Group Ltd.	772	14,096
Cochlear Ltd.	143	11,985
Coles Group Ltd.	2,883	48,702
Commonwealth Bank of Australia	3,592	449,017
Computershare Ltd.	1,117	32,095
CSL Ltd.	1,041	90,005
Evolution Mining Ltd.	4,360	34,572
Fortescue Ltd.	3,523	45,715
Glencore PLC*	20,156	148,456
Goodman Group, REIT	4,280	89,105
Insurance Australia Group Ltd.	4,866	28,993
Lottery Corp. Ltd. (The)	4,851	19,006
Lynas Rare Earths Ltd.*	1,997	19,600
Macquarie Group Ltd.	777	137,932
Medibank Private Ltd.	6,071	22,006
National Australia Bank Ltd.	6,585	190,675
Northern Star Resources Ltd.	2,918	40,440
Origin Energy Ltd.	3,798	28,654
PLS Group Ltd.*	6,847	19,895
Pro Medicus Ltd.	125	14,220
Qantas Airways Ltd.	1,620	11,274
QBE Insurance Group Ltd.	3,224	55,920
REA Group Ltd.	115	12,987
Rio Tinto Ltd.	798	95,107
Rio Tinto PLC	2,290	222,519
Santos Ltd.	6,972	38,721
Scentre Group, REIT	11,500	31,573
SGH Ltd.	448	13,855
Sigma Healthcare Ltd.	11,452	23,614
Sonic Healthcare Ltd.	1,026	15,702
South32 Ltd.	9,805	31,259
Stockland, REIT	5,294	15,847
Suncorp Group Ltd.	2,323	31,255
Telstra Group Ltd.	8,443	29,807
Transurban Group, UTS	6,698	69,557
Vicinity Ltd., REIT	8,544	16,057
Washington H Soul Pattinson & Co. Ltd.	753	24,439
Wesfarmers Ltd.	2,437	152,642
Westpac Banking Corp.	7,343	194,716
WiseTech Global Ltd.	440	11,341
Woodside Energy Group Ltd.	4,081	95,516
Woolworths Group Ltd.	2,622	73,169
		3,510,660
Austria 0.4%
BAWAG Group AG, 144A	159	32,244
Erste Group Bank AG	661	86,408
OMV AG	324	23,693
Raiffeisen Bank International AG	290	19,911
Verbund AG	148	10,159
		172,415

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Belgium 0.9%
Ageas SA/NV	328	$27,144
Anheuser-Busch InBev SA/NV	1,929	167,541
D’ieteren Group	47	9,701
Elia Group SA/NV	95	13,612
Financiere de Tubize SA	44	9,841
Groupe Bruxelles Lambert NV	159	14,341
KBC Group NV	493	70,923
Lotus Bakeries NV	1	12,826
Sofina SA	32	9,068
Syensqo SA	150	13,344
UCB SA	261	66,995
		415,336
Brazil 0.0%
Yara International ASA	347	16,369
Chile 0.1%
Antofagasta PLC	752	37,480
China 0.5%
BOC Hong Kong Holdings Ltd.	7,989	53,127
Prosus NV*	2,809	130,542
SITC International Holdings Co. Ltd.	2,096	10,568
Wilmar International Ltd.	3,463	10,590
Yangzijiang Shipbuilding Holdings Ltd.	5,500	16,789
		221,616
Czech Republic 0.0%
CSG NV*	326	6,210
Denmark 1.6%
Carlsberg A/S (Class B Stock)	201	29,598
Coloplast A/S (Class B Stock)	278	18,384
Danske Bank A/S	1,344	77,347
Demant A/S*	184	7,964
DSV A/S	413	89,258
Genmab A/S*	131	37,707
Novo Nordisk A/S (Class B Stock)	6,914	327,043
Novonesis Novozymes B	756	49,218
Orsted A/S, 144A*	1,007	22,452
Pandora A/S	163	20,412
ROCKWOOL A/S (Class B Stock)	204	6,518
Tryg A/S	666	15,849
Vestas Wind Systems A/S	2,059	55,423
		757,173
Finland 1.1%
Elisa OYJ	313	12,623
Fortum OYJ	989	22,484
Kesko OYJ (Class B Stock)	596	14,851
Kone OYJ (Class B Stock)	716	41,311
Metso OYJ	1,400	26,206
Neste OYJ	932	33,029
Nokia OYJ	10,787	99,703
Nordea Bank Abp	6,592	133,047
Orion OYJ (Class B Stock)	241	22,530
Sampo OYJ (Class A Stock)	5,129	56,787

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Finland (cont’d.)
Stora Enso OYJ (Class R Stock)	1,202	$13,822
UPM-Kymmene OYJ	1,163	31,640
Wartsila OYJ Abp	1,064	36,083
		544,116
France 8.1%
Abivax SA*	116	14,396
Accor SA	410	21,323
Aeroports de Paris SA	75	10,395
Air Liquide SA	1,368	269,508
Airbus SE	1,275	299,317
Alstom SA*	757	14,024
Amundi SA, 144A	135	14,751
AXA SA	3,366	174,459
Ayvens SA, 144A	770	10,378
BioMerieux	83	6,616
BNP Paribas SA	2,128	270,402
Bollore SE	1,347	6,016
Bouygues SA	482	27,151
Bureau Veritas SA	692	22,137
Capgemini SE	328	38,986
Carrefour SA	1,298	23,821
Cie de Saint-Gobain SA	956	89,852
Cie Generale des Etablissements Michelin SCA	1,348	54,487
Covivio SA, REIT	115	7,020
Credit Agricole SA	1,978	44,199
Danone SA	1,353	105,245
Dassault Aviation SA	37	12,782
Dassault Systemes SE	1,478	34,386
Eiffage SA	147	20,893
Engie SA	3,820	119,074
EssilorLuxottica SA	646	122,302
Gecina SA, REIT	100	8,663
Getlink SE	539	11,498
Hermes International SCA	55	97,453
Ipsen SA	73	14,105
Kering SA	155	51,161
Klepierre SA, REIT	474	21,530
Legrand SA	548	83,312
L’Oreal SA	515	229,379
LVMH Moet Hennessy Louis Vuitton SE	534	293,238
Orange SA	3,997	76,373
Pernod Ricard SA	426	33,200
Publicis Groupe SA	491	52,405
Renault SA	420	13,262
Rexel SA	489	20,291
Safran SA	741	291,199
Sartorius Stedim Biotech	62	11,987
Societe Generale SA	1,371	128,869
Sodexo SA	168	11,047
Thales SA	198	56,367
TotalEnergies SE	4,228	372,743
Unibail-Rodamco-Westfield, REIT	235	28,632
Veolia Environnement SA	1,273	50,657
Vinci SA	1,000	141,193
		3,932,484
Germany 8.4%
adidas AG	347	64,203

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Allianz SE	816	$406,452
BASF SE	1,916	111,231
Bayer AG	2,109	117,041
Bayerische Motoren Werke AG	740	50,722
Beiersdorf AG	198	18,392
Brenntag SE	251	17,700
Commerzbank AG	1,391	60,667
Continental AG	242	20,125
CTS Eventim AG & Co. KGaA	123	8,299
Daimler Truck Holding AG	986	55,769
Deutsche Bank AG	3,896	143,396
Deutsche Boerse AG	389	117,173
Deutsche Lufthansa AG	1,310	13,746
Deutsche Post AG	1,975	131,934
Deutsche Telekom AG	7,371	227,476
E.ON SE	4,820	103,839
Evonik Industries AG	560	11,329
Fresenius Medical Care AG	415	21,299
Fresenius SE & Co. KGaA	906	46,566
GEA Group AG	319	22,662
Hannover Rueck SE	130	37,472
Heidelberg Materials AG	288	53,616
Henkel AG & Co. KGaA	198	16,224
Hensoldt AG	132	12,125
HOCHTIEF AG	30	15,376
Infineon Technologies AG	2,803	201,153
Knorr-Bremse AG	140	16,651
Mercedes-Benz Group AG	1,550	83,807
Merck KGaA	277	45,779
MTU Aero Engines AG	115	48,217
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	280	168,196
Nemetschek SE	126	8,493
Rational AG	11	8,564
Rheinmetall AG	99	130,873
RWE AG	1,381	90,846
SAP SE	2,241	410,764
Scout24 SE, 144A	152	13,032
Siemens AG	1,594	522,269
Siemens Energy AG	1,663	284,112
Siemens Healthineers AG, 144A	746	31,768
Symrise AG	284	29,144
Talanx AG	129	17,146
Vonovia SE	1,571	38,113
Zalando SE, 144A*	453	14,775
		4,068,536
Guatemala 0.0%
Millicom International Cellular SA	200	19,096
Hong Kong 1.6%
AIA Group Ltd.	22,952	231,377
Brightoil Petroleum Holdings Ltd.^	7,000	—
CK Asset Holdings Ltd.	4,211	25,649
CK Infrastructure Holdings Ltd.	1,362	10,864
CLP Holdings Ltd.	3,154	31,358
Futu Holdings Ltd., ADR	124	13,035
Henderson Land Development Co. Ltd.	3,099	11,235
HKT Trust & HKT Ltd., UTS	7,670	12,984
Hong Kong & China Gas Co. Ltd.	24,372	21,819

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Hong Kong Exchanges & Clearing Ltd.	2,626	$136,822
Hongkong Land Holdings Ltd.	2,351	19,064
Link REIT, REIT	5,750	28,661
MTR Corp. Ltd.	3,406	14,370
Power Assets Holdings Ltd.	2,658	20,011
Prudential PLC	5,418	81,425
Sino Land Co. Ltd.	6,422	8,747
Sun Hung Kai Properties Ltd.	2,751	43,177
Swire Pacific Ltd. (Class A Stock)	429	5,448
Techtronic Industries Co. Ltd.	3,096	52,013
WH Group Ltd., 144A	17,393	18,714
Wharf Real Estate Investment Co. Ltd.	3,025	10,230
		797,003
Indonesia 0.0%
Jardine Matheson Holdings Ltd.	334	22,183
Ireland 0.4%
AerCap Holdings NV	343	51,759
AIB Group PLC	4,551	54,128
Bank of Ireland Group PLC	2,040	42,840
Kerry Group PLC (Class A Stock)	342	32,650
Kingspan Group PLC	333	30,950
		212,327
Israel 1.1%
Azrieli Group Ltd.	96	12,673
Bank Hapoalim BM	2,812	68,270
Bank Leumi Le-Israel BM	3,172	74,949
Check Point Software Technologies Ltd.*	186	23,646
Elbit Systems Ltd.	59	47,662
Enlight Renewable Energy Ltd.*	303	25,716
Harel Insurance Investments & Financial Services Ltd.	257	14,733
ICL Group Ltd.	1,547	7,905
Israel Discount Bank Ltd. (Class A Stock)	2,696	28,137
Mizrahi Tefahot Bank Ltd.	343	25,525
Nova Ltd.*	64	25,432
OPC Energy Ltd.*	371	11,640
Phoenix Financial Ltd.	502	28,147
Teva Pharmaceutical Industries Ltd., ADR*	2,497	87,420
Tower Semiconductor Ltd.*	239	52,357
		534,212
Italy 3.3%
Banca Mediolanum SpA	446	11,950
Banca Monte dei Paschi di Siena SpA	4,139	55,435
Banco BPM SpA	2,439	44,532
BPER Banca SpA	3,357	54,549
Coca-Cola HBC AG*	436	29,399
Davide Campari-Milano NV	1,274	8,677
Enel SpA	16,370	184,873
Eni SpA	3,900	108,485
Ferrari NV	260	102,230
FinecoBank Banca Fineco SpA	1,313	35,972
Generali	1,746	88,486
Intesa Sanpaolo SpA	29,908	226,084
Italgas SpA	1,343	13,854
Leonardo SpA	868	55,322

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Moncler SpA	479	$27,245
Poste Italiane SpA	981	29,678
Prysmian SpA	604	83,348
Recordati Industria Chimica e Farmaceutica SpA	227	13,522
Ryanair Holdings PLC	910	25,518
Snam SpA	4,329	29,354
Telecom Italia SpA*	3,724	31,624
Terna - Rete Elettrica Nazionale	3,020	34,622
UniCredit SpA	2,913	274,730
Unipol Assicurazioni SpA	790	24,719
		1,594,208
Ivory Coast 0.0%
Endeavour Mining PLC	464	22,135
Japan 22.4%
Advantest Corp.	1,571	310,401
Aeon Co. Ltd.	4,699	40,316
AGC, Inc.	416	15,689
Aisin Corp.	988	13,621
Ajinomoto Co., Inc.	1,818	56,064
ANA Holdings, Inc.	351	6,856
Asahi Group Holdings Ltd.	3,060	31,935
Asahi Kasei Corp.	2,670	28,502
Asics Corp.	1,476	43,519
Astellas Pharma, Inc.	3,740	51,368
Bandai Namco Holdings, Inc.	1,095	31,721
Bridgestone Corp.	2,318	57,244
Canon, Inc.	1,701	47,348
Capcom Co. Ltd.	573	14,394
Central Japan Railway Co.	1,634	40,662
Chiba Bank Ltd. (The)	1,174	19,083
Chubu Electric Power Co., Inc.	1,441	24,951
Chugai Pharmaceutical Co. Ltd.	1,439	62,440
Dai Nippon Printing Co. Ltd.	787	14,270
Daifuku Co. Ltd.	682	25,122
Daiichi Life Group, Inc.	7,384	89,032
Daiichi Sankyo Co. Ltd.	3,652	59,022
Daikin Industries Ltd.	552	79,960
Daito Trust Construction Co. Ltd.	640	13,552
Daiwa House Industry Co. Ltd.	1,220	35,827
Daiwa Securities Group, Inc.	2,736	30,607
Denso Corp.	3,429	42,104
Disco Corp.	185	66,125
East Japan Railway Co.	2,104	48,410
Ebara Corp.	1,000	33,948
Eisai Co. Ltd.	536	16,114
ENEOS Holdings, Inc.	5,601	46,256
FANUC Corp.	2,002	80,672
Fast Retailing Co. Ltd.	408	199,785
Fuji Electric Co. Ltd.	310	27,053
FUJIFILM Holdings Corp.	2,403	56,566
Fujikura Ltd.	3,230	81,966
Fujitsu Ltd.	3,642	83,945
Furukawa Electric Co. Ltd.	1,400	26,715
Hankyu Hanshin Holdings, Inc.	489	14,468
Hikari Tsushin, Inc.	35	8,558
Hitachi Ltd.	9,493	311,091
Honda Motor Co. Ltd.	7,781	78,430

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Hoya Corp.	711	$108,724
Hulic Co. Ltd.	1,012	11,127
Ibiden Co. Ltd.	480	48,021
Idemitsu Kosan Co. Ltd.	1,753	14,351
IHI Corp.	2,120	37,068
Inpex Corp.	1,883	43,401
Isuzu Motors Ltd.	1,168	17,426
ITOCHU Corp.	11,900	149,340
Japan Exchange Group, Inc.	2,047	27,846
Japan Post Bank Co. Ltd.	3,838	74,208
Japan Post Holdings Co. Ltd.	3,670	54,295
Japan Post Insurance Co. Ltd.	1,149	12,652
Japan Tobacco, Inc.	2,349	104,735
JFE Holdings, Inc.	1,255	14,239
JX Advanced Metals Corp.	1,170	27,107
Kajima Corp.	857	28,636
Kansai Electric Power Co., Inc. (The)	2,089	31,637
Kao Corp.	1,978	40,660
Kawasaki Heavy Industries Ltd.	1,600	27,335
Kawasaki Kisen Kaisha Ltd.	766	13,649
KDDI Corp.	6,292	115,922
Keyence Corp.	399	200,133
Kikkoman Corp.	1,474	15,181
Kioxia Holdings Corp.*	674	187,868
Kirin Holdings Co. Ltd.	1,710	31,635
Komatsu Ltd.	1,829	79,361
Konami Group Corp.	208	26,794
Kubota Corp.	2,125	36,052
Kyocera Corp.	2,547	58,089
Kyowa Kirin Co. Ltd.	510	8,187
Lasertec Corp.	160	36,757
LY Corp.	5,622	15,664
Makita Corp.	486	15,654
Marubeni Corp.	3,026	97,802
MINEBEA MITSUMI, Inc.	715	16,283
Mitsubishi Chemical Group Corp.	2,549	18,758
Mitsubishi Corp.	6,480	193,705
Mitsubishi Electric Corp.	4,078	146,902
Mitsubishi Estate Co. Ltd.	2,210	53,653
Mitsubishi HC Capital, Inc.	1,938	17,844
Mitsubishi Heavy Industries Ltd.	6,874	160,593
Mitsubishi UFJ Financial Group, Inc.	22,926	512,087
Mitsui & Co. Ltd.	5,074	155,692
Mitsui Fudosan Co. Ltd.	5,398	52,584
Mitsui Kinzoku Co. Ltd.	115	21,651
Mitsui OSK Lines Ltd.	720	26,598
Mizuho Financial Group, Inc.	5,071	262,902
MS&AD Insurance Group Holdings, Inc.	2,555	78,652
Murata Manufacturing Co. Ltd.	3,470	158,108
NEC Corp.	2,630	78,160
Nexon Co. Ltd.	646	10,124
NIDEC Corp.*	1,835	29,466
Nintendo Co. Ltd.	2,340	111,623
Nippon Building Fund, Inc., REIT	15	12,653
Nippon Paint Holdings Co. Ltd.	2,071	15,628
Nippon Sanso Holdings Corp.	387	13,912
Nippon Steel Corp.	10,655	43,407
Nippon Yusen KK	843	32,369
Nissan Motor Co. Ltd.*	4,869	10,280
Nitori Holdings Co. Ltd.	870	14,036

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Nitto Denko Corp.	1,478	$31,210
Nomura Holdings, Inc.	6,392	61,839
Nomura Research Institute Ltd.	792	23,430
NTT, Inc.	64,737	62,051
Obayashi Corp.	1,331	26,160
Obic Co. Ltd.	684	19,620
Olympus Corp.	2,298	26,265
Oriental Land Co. Ltd.	2,374	47,384
ORIX Corp.	2,347	94,723
Osaka Gas Co. Ltd.	730	25,045
Otsuka Corp.	483	9,966
Otsuka Holdings Co. Ltd.	915	63,446
Pan Pacific International Holdings Corp.	4,200	23,816
Panasonic Holdings Corp.	4,999	132,186
Rakuten Group, Inc.*	3,076	16,039
Recruit Holdings Co. Ltd.	2,839	224,510
Renesas Electronics Corp.	3,711	74,382
Resona Holdings, Inc.	4,452	60,373
Resonac Holdings Corp.	360	29,988
Ryohin Keikaku Co. Ltd.	1,120	29,378
Sanrio Co. Ltd.	1,950	15,596
SBI Holdings, Inc.	1,146	21,635
SCREEN Holdings Co. Ltd.	314	23,953
Secom Co. Ltd.	839	36,141
Seibu Holdings, Inc.	430	9,630
Sekisui House Ltd.	1,309	28,657
Seven & i Holdings Co. Ltd.	4,110	54,499
Shimano, Inc.	147	18,556
Shimizu Corp.	1,090	16,057
Shin-Etsu Chemical Co. Ltd.	3,512	125,203
Shionogi & Co. Ltd.	1,663	30,069
Shiseido Co. Ltd.	848	16,751
SMC Corp.	113	48,823
SoftBank Corp.	61,778	86,710
SoftBank Group Corp.	7,966	248,121
Sompo Holdings, Inc.	1,772	78,671
Sony Group Corp.	12,542	293,092
Subaru Corp.	1,132	19,269
Sumitomo Corp.	8,718	90,493
Sumitomo Electric Industries Ltd.	6,192	81,952
Sumitomo Metal Mining Co. Ltd.	534	26,842
Sumitomo Mitsui Financial Group, Inc.	7,802	335,244
Sumitomo Mitsui Trust Group, Inc.	5,400	55,526
Sumitomo Realty & Development Co. Ltd.	1,270	28,466
Suntory Beverage & Food Ltd.	263	7,625
Suzuki Motor Corp.	3,365	43,925
T&D Holdings, Inc.	952	30,003
Taisei Corp.	323	26,164
Takeda Pharmaceutical Co. Ltd.	3,407	116,982
TDK Corp.	4,061	78,087
Terumo Corp.	2,853	41,853
Toho Co. Ltd.	1,200	11,479
Tokio Marine Holdings, Inc.	3,833	195,354
Tokyo Electron Ltd.	962	321,632
Tokyo Gas Co. Ltd.	638	24,630
TOPPAN Holdings, Inc.	477	13,375
Toray Industries, Inc.	2,783	19,991
Toyota Motor Corp.	20,342	384,966
Toyota Tsusho Corp.	1,349	55,991
Unicharm Corp.	2,456	15,578

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
West Japan Railway Co.	901	$17,002
Yamaha Motor Co. Ltd.	1,997	16,705
Yokogawa Electric Corp.	456	16,263
Yokohama Financial Group, Inc.	2,118	24,109
Zensho Holdings Co. Ltd.	208	12,988
		10,871,407
Luxembourg 0.2%
ArcelorMittal SA	915	64,633
CVC Capital Partners PLC, 144A	477	8,009
Eurofins Scientific SE	249	19,636
		92,278
Macau 0.1%
Galaxy Entertainment Group Ltd.	3,954	17,244
Sands China Ltd.	5,050	9,470
		26,714
Mexico 0.0%
Fresnillo PLC	401	13,508
Netherlands 5.2%
ABN AMRO Bank NV, CVA	1,325	59,940
Adyen NV, 144A*	57	57,981
Akzo Nobel NV	335	23,464
Argenx SE*	132	113,058
ASM International NV	100	92,615
ASML Holding NV	833	1,372,739
ASR Nederland NV	345	28,206
BE Semiconductor Industries NV	154	35,315
Euronext NV, 144A	169	30,901
EXOR NV	192	15,376
Heineken Holding NV	261	21,957
Heineken NV	618	55,954
ING Groep NV	6,269	220,303
Koninklijke Ahold Delhaize NV	1,898	75,203
Koninklijke KPN NV	8,217	38,799
Koninklijke Philips NV	1,653	43,553
Magnum Ice Cream Co. NV (The)*	1,079	20,164
Nebius Group NV*	430	81,876
NN Group NV	564	53,163
Universal Music Group NV	2,204	36,365
Wolters Kluwer NV	494	38,783
		2,515,715
New Zealand 0.2%
Auckland International Airport Ltd.	3,737	19,161
Contact Energy Ltd.	2,011	10,754
Fisher & Paykel Healthcare Corp. Ltd.	1,294	30,948
Infratil Ltd.	1,960	17,014
Meridian Energy Ltd.	2,916	9,778
Xero Ltd.*	353	17,624
		105,279
Nigeria 0.0%
Airtel Africa PLC, 144A	1,670	7,538

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Norway 0.6%
Aker BP ASA	696	$24,815
DNB Bank ASA	1,744	56,154
Equinor ASA	1,532	62,890
Gjensidige Forsikring ASA	437	13,036
Kongsberg Gruppen ASA	910	28,440
Mowi ASA	948	20,302
Norsk Hydro ASA	2,803	25,855
Orkla ASA	1,409	15,651
Salmar ASA	150	8,178
Telenor ASA	1,357	19,158
Var Energi ASA	2,040	10,249
		284,728
Poland 0.0%
InPost SA*	595	10,612
Portugal 0.2%
Banco Comercial Portugues SA (Class R Stock)	17,748	21,868
EDP SA	6,384	32,873
Galp Energia SGPS SA	874	19,849
Jeronimo Martins SGPS SA	618	12,394
		86,984
Russia 0.0%
Evraz PLC*^	2,361	—
Singapore 1.8%
CapitaLand Ascendas REIT, REIT	9,223	18,474
CapitaLand Integrated Commercial Trust, REIT	13,335	25,880
CapitaLand Investment Ltd.	5,078	10,523
DBS Group Holdings Ltd.	4,335	250,115
Grab Holdings Ltd. (Class A Stock)*	5,239	18,337
Keppel Ltd.	2,958	26,418
Oversea-Chinese Banking Corp. Ltd.	6,953	157,925
Sea Ltd., ADR*	815	86,993
Sembcorp Industries Ltd.	1,758	7,561
Singapore Airlines Ltd.	3,096	18,572
Singapore Exchange Ltd.	1,658	31,609
Singapore Technologies Engineering Ltd.	3,268	25,679
Singapore Telecommunications Ltd.	15,901	55,016
STMicroelectronics NV	1,356	72,435
United Overseas Bank Ltd.	2,560	86,577
		892,114
South Africa 0.2%
Anglo American PLC	2,276	115,215
South Korea 0.0%
Delivery Hero SE, 144A*	364	15,868
Spain 3.8%
Acciona SA	52	14,302
ACS Actividades de Construccion y Servicios SA	385	49,076
Aena SME SA, 144A	1,610	49,633
Amadeus IT Group SA	943	58,199
Banco Bilbao Vizcaya Argentaria SA	12,095	339,046
Banco de Sabadell SA	10,402	39,936

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Spain (cont’d.)
Banco Santander SA	30,748	$437,307
Bankinter SA	1,371	25,219
CaixaBank SA	7,540	109,529
Cellnex Telecom SA, 144A	1,025	31,841
EDP Renewables SA	695	10,784
Endesa SA	670	32,626
Iberdrola SA	13,057	310,151
Indra Sistemas SA	173	11,374
Industria de Diseno Textil SA	2,341	152,782
Mapfre SA	2,019	10,324
Naturgy Energy Group SA	898	29,957
Redeia Corp. SA	894	15,768
Repsol SA	2,373	72,426
Telefonica SA	7,912	32,666
		1,832,946
Sweden 3.0%
AddTech AB (Class B Stock)	573	20,849
Alfa Laval AB	621	36,750
Assa Abloy AB (Class B Stock)	2,095	77,737
Atlas Copco AB (Class A Stock)	5,406	114,228
Atlas Copco AB (Class B Stock)	3,183	58,814
Beijer Ref AB	893	12,602
Boliden AB	610	30,694
Epiroc AB (Class A Stock)	1,346	34,507
Epiroc AB (Class B Stock)	816	17,891
EQT AB	942	31,996
Essity AB (Class B Stock)	1,247	36,226
Evolution AB, 144A*	267	20,378
Fastighets AB Balder (Class B Stock)*	1,604	8,779
H & M Hennes & Mauritz AB (Class B Stock)	922	16,885
Hexagon AB (Class B Stock)	4,457	43,993
Industrivarden AB (Class A Stock)	229	13,205
Industrivarden AB (Class C Stock)	355	20,314
Indutrade AB	602	15,114
Investment AB Latour (Class B Stock)	296	6,244
Investor AB (Class B Stock)	3,715	160,480
L E Lundbergforetagen AB (Class B Stock)	166	9,971
Lifco AB (Class B Stock)	461	15,701
Nibe Industrier AB (Class B Stock)	3,109	12,463
Saab AB (Class B Stock)	687	43,170
Sagax AB (Class B Stock)	479	8,420
Sandvik AB	2,221	83,054
Securitas AB (Class B Stock)	1,026	16,482
Skandinaviska Enskilda Banken AB (Class A Stock)	3,141	73,601
Skanska AB (Class B Stock)	720	20,203
SKF AB (Class B Stock)	752	20,355
Svenska Cellulosa AB SCA (Class B Stock)	1,329	15,110
Svenska Handelsbanken AB (Class A Stock)	2,967	45,367
Swedbank AB (Class A Stock)	1,762	70,480
Swedish Orphan Biovitrum AB*	389	19,277
Tele2 AB (Class B Stock)	1,245	21,568
Telefonaktiebolaget LM Ericsson (Class B Stock)	5,674	55,813
Telia Co. AB	5,201	24,103
Trelleborg AB (Class B Stock)	420	18,671
Volvo AB (Class B Stock)	3,332	127,455
		1,478,950

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Switzerland 6.0%
ABB Ltd.	3,364	$331,889
Avolta AG*	192	11,527
Banque Cantonale Vaudoise	66	10,368
Barry Callebaut AG	4	5,573
Belimo Holding AG	21	21,899
BKW AG	44	7,269
Chocoladefabriken Lindt & Spruengli AG	5	57,710
Cie Financiere Richemont SA (Class A Stock)	1,154	272,739
DSM-Firmenich AG	359	38,703
EMS-Chemie Holding AG	15	15,190
Galderma Group AG*	395	85,956
Geberit AG	68	44,805
Givaudan SA	19	75,940
Helvetia Baloise Holding AG	167	44,784
Julius Baer Group Ltd.	442	38,861
Kuehne + Nagel International AG	105	26,739
Logitech International SA	315	32,171
Lonza Group AG	150	104,547
Nestle SA	5,531	552,829
Partners Group Holding AG	45	37,509
Sandoz Group AG	897	73,121
Schindler Holding AG	43	13,153
Schindler Holding AG (Part. Cert.)	85	26,756
SGS SA	355	42,066
Sika AG	327	73,572
Sonova Holding AG	105	28,608
Straumann Holding AG	243	30,093
Swatch Group AG (The) (Bearer Shares)	59	13,191
Swiss Life Holding AG	59	69,620
Swiss Prime Site AG	176	28,706
Swisscom AG	54	41,496
UBS Group AG	6,815	360,225
VAT Group AG, 144A	57	42,663
Zurich Insurance Group AG	321	244,515
		2,904,793
United Arab Emirates 0.0%
NMC Health PLC*^	372	—
United Kingdom 11.0%
3i Group PLC	2,089	80,422
Admiral Group PLC	574	29,097
Associated British Foods PLC	615	17,278
AstraZeneca PLC	3,246	552,178
Aviva PLC	6,504	60,872
BAE Systems PLC	6,289	178,037
Barclays PLC	29,377	201,924
British American Tobacco PLC	4,311	261,509
BT Group PLC	12,493	33,827
Bunzl PLC	714	26,944
Centrica PLC	10,063	21,022
CK Hutchison Holdings Ltd.	5,445	51,016
Coca-Cola Europacific Partners PLC	425	46,521
Compass Group PLC	3,648	115,845
Diageo PLC	4,780	105,009
GSK PLC	8,709	226,459
Halma PLC	806	38,508
HSBC Holdings PLC	36,891	785,605
Imperial Brands PLC	1,589	60,304

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Informa PLC	2,731	$32,716
International Consolidated Airlines Group SA	2,513	14,680
Intertek Group PLC	336	26,538
J Sainsbury PLC	3,717	17,925
Kingfisher PLC	3,683	15,365
Land Securities Group PLC, REIT	1,546	14,726
Legal & General Group PLC	11,416	46,353
Lloyds Banking Group PLC	125,731	194,332
London Stock Exchange Group PLC	957	107,655
M&G PLC	4,785	23,115
Marks & Spencer Group PLC	4,535	24,790
Melrose Industries PLC	2,721	16,738
National Grid PLC	10,677	170,895
NatWest Group PLC	17,133	161,609
Next PLC	250	50,065
Pearson PLC	1,029	17,364
Reckitt Benckiser Group PLC	1,378	97,256
RELX PLC	3,833	134,814
Rentokil Initial PLC	5,423	24,974
Rolls-Royce Holdings PLC	18,031	359,712
Sage Group PLC (The)	2,013	26,517
Schroders PLC	1,521	12,065
Segro PLC, REIT	2,655	34,682
Severn Trent PLC	597	24,211
Smith & Nephew PLC	1,675	26,202
Smiths Group PLC	663	23,675
Spirax Group PLC	157	14,720
SSE PLC	2,602	82,206
Standard Chartered PLC	3,821	112,978
Standard Life PLC	1,552	19,340
Tesco PLC	13,708	90,228
Unilever PLC	4,690	298,413
United Utilities Group PLC	1,619	30,153
Verisure PLC*	507	6,304
Vodafone Group PLC	40,225	63,837
Wise Group PLC (Class A Stock)*	1,565	18,692
		5,328,222
United States 7.5%
Aegon Ltd.	2,657	25,251
Alcon AG	1,072	73,624
AP Moller - Maersk A/S (Class A Stock)	5	13,036
AP Moller - Maersk A/S (Class B Stock)	7	18,796
BP PLC	33,708	253,254
Buzzi SpA	166	7,874
Experian PLC	1,934	72,969
Ferrovial NV	1,018	66,685
Haleon PLC	19,123	93,618
Holcim AG*	1,095	99,453
InterContinental Hotels Group PLC	316	51,099
Novartis AG	3,931	614,777
Octave Intelligence PLC, SDR*	445	7,977
QIAGEN NV	451	18,558
Roche Holding AG	1,508	659,136
Roche Holding AG (Bearer Shares)	63	27,928
Sanofi SA	2,342	201,674
Schneider Electric SE	1,177	395,455
Shell PLC	12,056	551,824
Spotify Technology SA*	315	157,481

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Stellantis NV*	4,445	$25,592
Sunbelt Rentals Holdings, Inc.	881	63,120
Swiss Re AG	641	106,672
Tenaris SA	701	20,111
		3,625,964

Total Common Stocks (cost $20,546,323)		47,092,394
Preferred Stocks 0.2%
Germany
Dr. Ing. h.c. F. Porsche AG (PRFC)	234	11,456
Henkel AG & Co. KGaA (PRFC)	330	28,769
Porsche Automobil Holding SE (PRFC)	337	11,185
Sartorius AG (PRFC)	55	13,862
Volkswagen AG (PRFC)	442	38,199

Total Preferred Stocks (cost $121,872)		103,471
Unaffiliated Exchange-Traded Fund 2.8%
United States
iShares MSCI EAFE ETF(a) (cost $1,336,511)	12,900	1,361,982

Total Long-Term Investments (cost $22,004,706)		48,557,847
Short-Term Investments 3.6%
Affiliated Mutual Fund 3.4%
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $1,659,523; includes $1,656,089 of cash collateral for securities on loan)(b)(wb)	1,660,852	1,659,523

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $79,464)	3.700%	10/06/26	80	79,479

Total Short-Term Investments (cost $1,738,987)				1,739,002

TOTAL INVESTMENTS 103.5% (cost $23,743,693)				50,296,849
Liabilities in excess of other assets(z) (3.5)%				(1,699,346)

Net Assets 100.0%				$48,597,503

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
PRFC—Preference Shares
REITs—Real Estate Investment Trust
SDR—Sweden Depositary Receipt
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,610,995; cash collateral of $1,656,089 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	Euro STOXX 50 Index	Sep. 2026	$220,471	$2,296
1	FTSE 100 Index	Sep. 2026	146,433	4,521
2	Mini MSCI EAFE Index	Sep. 2026	318,230	631
1	TOPIX Index	Sep. 2026	250,558	5,372
				$12,820
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Quant Solutions International Developed Markets Index Fund